Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure
Loans And Credit Facilities Amounts Outstanding
		Year Ended
Debt instruments	Borrowers-Issuers	December 31, 2018	December 31, 2017

$480 Million Term Loan Facility	Arctic LNG and Dynagas Finance LLC	472,800	477,600
$250 Million Senior Unsecured Notes	Dynagas Partners and Dynagas Finance	250,000	250,000
Total debt		$722,800	$727,600
Less deferred financing fees		(9,984)	(13,247)
Total debt, net of deferred finance costs		$712,816	$714,353
Less current portion, net of deferred financing fees		$(251,754)	$(2,655)

Long-term debt, net of current portion and deferred financing fees		$461,062	$711,698

Minimum Annual Principal Payments
Year ending December 31,	Amount
2019	$254,800
2020	4,800
2021	4,800
2022	4,800
2023	453,600

Total long-term debt	$722,800